Share Capital and Employee Compensation Plans - Share Unit Activity (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Other equity instruments outstanding. beginning (shares)	881,000	757,000
Granted (shares)	140,426	220,026
Exercised (shares)	(128,000)	(79,000)
Expired (in shares)	(31,000)
Forfeited (shares)	0	(17,000)
Other equity instruments outstanding, ending (shares)	862,000	881,000
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Other equity instruments outstanding. beginning (shares)	858,000	805,000
Granted (shares)	347,000	478,000
Exercised (shares)	(359,000)	(300,000)
Expired (in shares)	0
Forfeited (shares)	(86,000)	(125,000)
Other equity instruments outstanding, ending (shares)	760,000	858,000
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Other equity instruments outstanding. beginning (shares)	131,000	109,000
Granted (shares)	46,000	48,000
Exercised (shares)	0	(26,000)
Expired (in shares)	0
Forfeited (shares)	0	0
Other equity instruments outstanding, ending (shares)	177,000	131,000